Summary of Total Assets by Segment (Detail) - USD ($)		Dec. 31, 2021	Dec. 31, 2020
Segment Reporting Asset Reconciling Item [Line Items]
Total assets	[1]	$ 1,618,292,776	$ 1,282,221,057
Self Storage
Segment Reporting Asset Reconciling Item [Line Items]
Total assets	[2]	1,546,835,094	1,172,178,148
Managed REIT Platform
Segment Reporting Asset Reconciling Item [Line Items]
Total assets	[3]	21,707,326	44,482,625
Corporate and Other
Segment Reporting Asset Reconciling Item [Line Items]
Total assets		$ 49,750,356	$ 65,560,284

[1]	Other than our investments in and advances to Managed REITs, substantially all of our investments in real estate facilities and intangible assets made during the years ended December 31, 2021 and 2020 were associated with our self storage platform.
[2]	Included in the assets of the Self Storage segment as of December 31, 2021 and 2020 are approximately $49.8 million and $45.3 million of goodwill, respectively. Additionally, as of December 31, 2021 and 2020, there were no accumulated impairment charges to goodwill within the Self Storage segment. The increase in goodwill in the Self Storage segment during the year ended December 31, 2021 was the result of a reallocation of goodwill due to the SST IV Merger.
[3]	Included in the assets of the Managed REIT Platform segment as of December 31, 2021 and 2020, are approximately $3.9 million and $8.4 million of goodwill, respectively. Such goodwill is net of accumulated impairment charges in the Managed REIT Platform segment of approximately $24.7 million as of December 31, 2021 and 2020, which relates to the impairment charge recorded during the quarter ended March 31, 2020. See Note 5 – Self Administration Transaction, for further information regarding our goodwill and intangible asset impairment charges within the Managed REIT Platform segment. The decrease in goodwill in the Managed REIT Platform segment during the year ended December 31, 2021 was the result of a reallocation of goodwill due to the SST IV Merger.